Liquidity (Details) - USD ($)			1 Months Ended	9 Months Ended
	May 12, 2021	May 05, 2021	May 31, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Subsequent Event [Line Items]
Accumulated deficit				$ 390,981,000	$ 105,312,000	$ 16,196,476
Amount of cash received				$ 135,579,000
Series B Preferred Stock
Subsequent Event [Line Items]
Issuance of Series B preferred stock (in shares)			8,777,812
Amount of cash received			$ 135,579,000
Subsequent event
Subsequent Event [Line Items]
Proceeds from issuance of preferred stock		$ 129,556,000
Subsequent event | Series B Preferred Stock
Subsequent Event [Line Items]
Amount of cash received	$ 135,577,000	$ 135,577,000